Intangible Assets	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Intangible Assets
11.	INTANGIBLE ASSETS
The Company’s intangible assets were as follows, as
at:

	January 31, 2024			January 31, 2023
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Goodwill	$252.3	$—	$252.3	$252.3	$—	$252.3
Trademarks	164.6	—	164.6	216.3	—	216.3
Software and licenses	322.9	149.3	173.6	308.4	143.5	164.9
Patents	48.3	8.1	40.2	48.8	3.8	45.0
Dealer networks	115.8	92.8	23.0	136.5	86.3	50.2
Customer relationships	36.5	25.1	11.4	36.3	23.7	12.6
Total	$940.4	$275.3	$665.1	$998.6	$257.3	$741.3
The following table explains the changes in Company’s intangible assets during the year ended January 31,

2024:

	Carrying amount as at January 31, 2023	Additions [a]	Depreciation [b]	Impairment (Note 26)	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2024
Goodwill	$252.3	$—	$—	$—	$—	$252.3
Trademarks	216.3	—	—	(50.9)	(0.8)	164.6
Software and licenses	164.9	37.4	(28.4)	(0.3)	—	173.6
Patents	45.0	—	(4.3)	—	(0.5)	40.2
Dealer networks	50.2	—	(6.8)	(19.3)	(1.1)	23.0
Customer relationships	12.6	—	(1.3)	—	0.1	11.4
Total	$741.3	$37.4	$(40.8)	$(70.5)	$(2.3)	$665.1
[a]
Government
assistance of nil has been recorded against the additions.
[b]
An amount of $12.2 million is included in cost of sales.
The following table explains the changes in Company’s intangible assets during the year ended January 31,
2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Depreciation [b]	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Goodwill	$115.9	$—	$136.4	$—	$—	$252.3
Trademarks	197.2	—	15.4	—	3.7	216.3
Software and licenses	123.8	57.4	0.8	(17.0)	(0.1)	164.9
Patents	3.2	0.5	44.5	(2.0)	(1.2)	45.0
Dealer networks	54.5	—	—	(6.7)	2.4	50.2
Customer relationships	0.3	—	13.0	(0.8)	0.1	12.6
Total	$494.9	$57.9	$210.1	$(26.5)	$4.9	$741.3
[a]
Government
assistance of $0.5 million has been recorded against the additions.
[b]
An amount of $11.0 million included in cost of sales.